Summary of Significant Accounting Policies - Summary of Equity Securities without Readily Determinable Fair Value (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Securities without Readily Determinable Fair Value [Line Items]
Upward adjustments	¥ 0		¥ 0
Downward adjustments (including impairment)	(2,479)	0	0
Total unrealized gain (losses)	(2,479)	0	¥ 0
Initial cost basis	990,927	937,078
Upward adjustments	3,319	3,319
Downward adjustments (including impairment)	(39,079)	(36,600)
Total carrying value at the end of the period	¥ 955,167	¥ 903,797